SHARE CAPITAL - Issued and Outstanding (Details) - USD ($)													1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 12, 2021	Dec. 08, 2020	Aug. 12, 2020	Jul. 23, 2020	Jun. 16, 2020	May 28, 2020	May 26, 2020	Jan. 06, 2020	May 16, 2019	Mar. 15, 2019	Mar. 12, 2019	Feb. 28, 2019	Mar. 31, 2019	Feb. 28, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE CAPITAL
Common shares issued from exercise of Warrants																		$ 8,687,479	$ 1,437,131
Common Shares issued from exercise of stock options																		204
Common Shares issued from public offerings (in shares)	36,000,000
Common Shares issued from private placement (vii)																			1,664,662
Common Shares issued from exercise of 2017 Notes																		1,293,093	13,095,938
Common Shares issued from exchange of Series A and Series E Warrants (xi) (in shares)											49,624
Share-based payments																	$ 4,835,231	$ 4,846,776	3,189,808
Share issue related cost	$ 917,900
Common Shares issued from exercise of restricted share units (in shares)																	772,334	50,986
Balance															$ 1,977,517	$ (14,445,765)	$ 1,977,517	$ (14,445,765)	(8,332,838)
Balance																	52,228,111	1,977,517	(14,445,765)
Proceeds from exercise of warrants																	1,078,623	4,973,035	1,200,400
Issue price per unit	$ 2.00
Gross proceeds from issue of units	$ 72,000,000
Gross proceeds from issuance of shares																		5,000,000	11,483,496
Underwriting commission	5,760,000
Fair value charge for compensation warrants	$ 1,898,959
Issue of broker warrants																			315,611
Fair value charge for broker warrants issued																			$ 315,611
Basis of exchange of warrants											0.085								0.00085
Common Shares issued from public offerings																	$ 66,868,911	31,765,981	$ 7,802,417
Number Of Broker Warrants Issued	2,340,000
Number Of Broker Warrants Issued	2,340,000
Share issuance cost capitalized	$ 7,030,048
Share Issuance Finance Income Expenses	$ 1,546,811
Underwritten Public Offering
SHARE CAPITAL
Gross proceeds from issuance of shares										$ 5		$ 5	$ 5,000,000	$ 5,000,000
Number Of Broker Warrants Issued										72,222		72,222	144,444	144,444
Number Of Broker Warrants Issued										72,222		72,222	144,444	144,444
January 2020 Public offering
SHARE CAPITAL
Common Shares issued from exchange of Series A and Series E Warrants (xi) (in shares)						672,937
Share issue related cost								$ 10,000
Proceeds from exercise of warrants								10,035,474
Number of warrants cancelled and surrendered						2,176,490
Gross proceeds from issue of units								10,053,474
Underwriting commission								1,078,040
Issue of broker warrants								82,597
Fair value charge for broker warrants issued								$ 82,597
Number of Warrants Initially Granted								157,721
Number of broker warrants issued								157,721
Basis of exchange of warrants						0.3092
Share issuance cost capitalized								$ 359,638
Share Issuance Finance Income Expenses								$ 810,999
June 2020 Public offering
SHARE CAPITAL
Share issue related cost					$ 260,872
Proceeds from exercise of warrants					$ 11,544,266
Number of units issued					3,883,036
Issue price per unit					$ 2.973
Underwriting commission					$ 923,774
Fair value charge for compensation warrants					505,268
Share issuance cost capitalized					1,442,062
Share Issuance Finance Income Expenses					$ 247,852
August 2020 Public offering
SHARE CAPITAL
Common Shares issued from public offerings (in shares)			4,532,772
Common Shares issued from exchange of Series A and Series E Warrants (xi) (in shares)															125,000
Share issue related cost			$ 238,718
Issuance price (in USD per share)			$ 2.775
Issue price per unit			$ 2.775
Gross proceeds from issue of units			$ 12,578,442
Number of Warrants Exercised																	(125,000)
Number of common shares per warrant			1
Gross proceeds from issuance of shares			$ 12,578,442
Underwriting commission			1,057,302
Fair value charge for compensation warrants			242,989
Share issuance cost capitalized			1,190,370
Share Issuance Finance Income Expenses			$ 297,884
December 2020 Public offering
SHARE CAPITAL
Common Shares issued from public offerings (in shares)		6,230,803
Common Shares issued from exchange of Series A and Series E Warrants (xi) (in shares)															1,828,479
Share issue related cost		$ 178,968
Issuance price (in USD per share)		$ 0.9801
Issue price per unit		$ 0.9801
Gross proceeds from issue of units		$ 6,106,810
Underwriting commission		659,410
Fair value charge for compensation warrants		$ 96,114
Basis of exchange of warrants		1
Share issuance cost capitalized		$ 555,139
Share Issuance Finance Income Expenses		208,488
2020 Compensation Warrants
SHARE CAPITAL
Share issue related cost		$ 178,968
Number Of Broker Warrants Issued		405,002	294,630		252,397
Number Of Broker Warrants Issued		405,002	294,630		252,397
Series B Units
SHARE CAPITAL
Basis of exchange of warrants								1
Series B Units | January 2020 Public offering
SHARE CAPITAL
Number of units issued								1,241,490
Issue price per unit								$ 4.135
Series C Warrants
SHARE CAPITAL
Proceeds from exercise of warrants																			1,186,027
Derecognition of derivative financial liability																			$ 5,638
Number of Warrants Exercised																			822,192
2017 Convertible Notes
SHARE CAPITAL
Common Shares issued from exercise of 2017 Notes (in share)							500,014
Derecognition of derivative financial liability																			$ 13,095,938
Aggregate principal amount of 2017 Notes converted							$ 1,016,000
Amount of notes converted to shares																			11,197,000
2019 Convertible Notes
SHARE CAPITAL
Repayments of notes			$ 4,877,225	$ 4,877,225
2019 Convertible Notes | Private placement
SHARE CAPITAL
Original issue discount on convertible notes									15.00%
Principal amount									$ 11,500,000
Gross proceeds from issue of convertible notes									$ 9,775,000
Contributed Surplus
SHARE CAPITAL
Common Shares issued from exercise of stock options																		(174)
Share-based payments																	$ 4,835,231	4,846,776	3,189,808
Common Shares issued from exercise of restricted share units																	$ (1,423,294)	$ (151,938)
Balance (in shares)															35,045,056		35,045,056
Balance (in shares)																		35,045,056
Balance															$ 35,045,056	$ 29,766,225	$ 35,045,056	$ 29,766,225	26,260,806
Balance																	40,355,952	35,045,056	29,766,225
Issue of broker warrants																	1,898,959		315,611
Fair value charge for broker warrants issued																	$ 1,898,959		315,611
Contributed Surplus | Underwritten Public Offering
SHARE CAPITAL
Common Shares issued from public offerings																			315,611
Contributed Surplus | January 2020 Public offering
SHARE CAPITAL
Issue of broker warrants																		82,597
Fair value charge for broker warrants issued																		82,597
Contributed Surplus | June 2020 Public offering
SHARE CAPITAL
Issue of broker warrants																		162,467
Fair value charge for broker warrants issued																		162,467
Series A Units | January 2020 Public offering
SHARE CAPITAL
Number of units issued								1,185,000
Issue price per unit								$ 4.1351
Series B Warrants
SHARE CAPITAL
Derecognition of derivative financial liability																			$ 16,931
Number of Warrants Exercised																			822,192
Series E Warrants
SHARE CAPITAL
Number Of Warrants Cancelled And Surrendered																			22,431,506
Series A Warrants.
SHARE CAPITAL
Number of Warrants Exercised																			822,192
Number Of Warrants Cancelled And Surrendered																			35,950,340
Series B Pre-funded warrants | Registered direct offering
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares)																1,241,490
January 2020 Warrants
SHARE CAPITAL
Number of warrants cancelled and surrendered						2,176,490
Basis of exchange of warrants						0.3092
May 2020 Warrants
SHARE CAPITAL
Common Shares issued from exchange of Series A and Series E Warrants (xi) (in shares)			1,925,049	1,925,049		672,937											5,866
Warrants One [Member] | August 2020 Public offering
SHARE CAPITAL
Issue of broker warrants																		242,989
Fair value charge for broker warrants issued																		242,989
Warrants Two [Member] | December 2020 Public offering
SHARE CAPITAL
Issue of broker warrants																		96,114
Fair value charge for broker warrants issued																		96,114
Common shares
SHARE CAPITAL
Common Shares issued from exercise of stock options																		378
Common Shares issued from public offerings (in shares)																	36,000,000
Common Shares issued from exchange of Series A and Series E Warrants (xi) (in shares)																			49,624
Common Shares issued from exchange of Series A and Series E Warrants (xi)																			$ 234,173
Share issue related cost																	$ 5,131,089
Common Shares issued from exercise of restricted share units																	$ 1,423,294	$ 151,938
Common Shares issued from exercise of restricted share units (in shares)																	772,334	50,986
Common Shares issued from Warrant conversion																			$ 234,173
Balance (in shares)															28,928,916	8,706,779	28,928,916	8,706,779	2,801,720
Balance (in shares)																	67,654,729	28,928,916	8,706,779
Balance															$ 369,775,383	$ 328,460,681	$ 369,775,383	$ 328,460,681	$ 304,460,533
Balance																	439,873,457	$ 369,775,383	$ 328,460,681
Common Shares issued from exercise of stock options (in shares)																		50
Issued for cash on exercise of options (in shares)																		50
Issue of broker warrants																	(1,898,959)
Fair value charge for broker warrants issued																	(1,898,959)
Common Shares issued from public offerings																	$ 72,000,000
Common shares | Underwritten Public Offering
SHARE CAPITAL
Common Shares issued from public offerings (in shares)																			2,222,222
Share issue related cost																			$ 611,972
Gross proceeds from issuance of shares																			10,000,000
Underwriting commission																			1,270,000
Issue of broker warrants																			315,611
Fair value charge for broker warrants issued																			315,611
Common Shares issued from public offerings																			$ 7,802,417
Number Of Broker Warrants Issued																			144,444
Number Of Broker Warrants Issued																			144,444
Common shares | Private placement
SHARE CAPITAL
Common Shares issued from private placement (vii)																			$ 1,664,662
Common Shares issued from private placement (vii) (in shares)									334,951										334,951
Gross proceeds from issuance of shares									$ 1,664,662
Share issue price per share									$ 5.15
Common shares | January 2020 Public offering
SHARE CAPITAL
Issue of broker warrants																		$ (82,597)
Fair value charge for broker warrants issued																		$ (82,597)
Common shares | June 2020 Public offering
SHARE CAPITAL
Common Shares issued from public offerings (in shares)																		3,883,036
Share issue related cost																		$ 1,215,274
Issue of broker warrants																		(162,467)
Fair value charge for broker warrants issued																		(162,467)
Common Shares issued from public offerings																		$ 9,591,099
Common shares | August 2020 Public offering
SHARE CAPITAL
Common Shares issued from public offerings (in shares)																		4,532,772
Common Shares issued from exchange of Series A and Series E Warrants (xi) (in shares)																	125,000	1,925,049
Common Shares issued from exchange of Series A and Series E Warrants (xi)																	$ 417,092	$ 7,718,346
Share issue related cost																		1,057,302
Common Shares issued from Warrant conversion																	$ 417,092	7,718,346
Common Shares issued from public offerings																		$ 12,238,484
Common shares | December 2020 Public offering
SHARE CAPITAL
Common Shares issued from public offerings (in shares)																		6,230,803
Common Shares issued from exchange of Series A and Series E Warrants (xi) (in shares)																	1,828,479
Common Shares issued from exchange of Series A and Series E Warrants (xi)																	$ 3,287,736
Share issue related cost																		$ 659,410
Common Shares issued from Warrant conversion																	$ 3,287,736
Common Shares issued from public offerings																		$ 5,333,567
Common shares | Series B Units
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares)																			223,304
Common shares | Series C Warrants
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares)																			822
Common shares issued from exercise of Warrants																			$ 1,186,027
Common shares | 2017 Convertible Notes
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares)																		500,014	3,074,136
Common shares issued from exercise of Warrants																		$ 1,293,093
Common Shares issued from exercise of 2017 Notes (in share)																			3,074,136
Common Shares issued from exercise of 2017 Notes																			$ 13,095,938
Common shares | Series A Units
SHARE CAPITAL
Common Shares issued from public offerings (in shares)																		1,185,000
Common Shares issued from public offerings																		$ 4,111,950
Common shares | Series A and Series B Units | January 2020 Public offering
SHARE CAPITAL
Share issue related cost																		$ (462,880)
Common shares | Series B Warrants
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares)																			223,304
Common shares issued from exercise of Warrants																			$ 16,931
Common shares | Series E Warrants
SHARE CAPITAL
Number Of Warrants Cancelled And Surrendered																			49,624
Common shares | Series B Pre-funded warrants | January 2020 Public offering
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares)																		1,241,490
Common shares issued from exercise of Warrants																		$ 3,885,746
Common shares | January 2020 Warrants
SHARE CAPITAL
Common Shares issued from exchange of Series A and Series E Warrants (xi) (in shares)																		672,937
Common Shares issued from exchange of Series A and Series E Warrants (xi)																		$ 969,133
Common Shares issued from Warrant conversion																		969,133
Common shares | Warrants One [Member] | August 2020 Public offering
SHARE CAPITAL
Issue of broker warrants																		(242,989)
Fair value charge for broker warrants issued																		(242,989)
Common shares | Warrants Two [Member] | December 2020 Public offering
SHARE CAPITAL
Issue of broker warrants																		(96,114)
Fair value charge for broker warrants issued																		$ (96,114)